Equity - Summary of other comprehensive income explanatory (Detail) - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Equity instruments at fair value through other comprehensive income
Gains (losses) on equity instruments at fair value through other comprehensive income, net	S/ 16,055	S/ (21,663)	S/ 145,899
Subtotal	16,055	(21,663)	145,899
Non-controlling interest	8	(43)	231
Income Tax	157	(218)	31
Total	16,220	(21,924)	146,161
Debt instruments at fair value through other comprehensive income
Net gain (loss) unrealized on debt instruments at fair value through other comprehensive income	1,128,206	(1,848,192)	(1,986,046)
Transfer to income of net realized (gain) loss on debt instruments at fair value through other comprehensive income	(8,350)	14,263	(249,689)
Transfer to income of loss (recovery) for impairment on debt instruments at fair value through other comprehensive income	7,390	12,746	(30,994)
Subtotal	1,127,246	(1,821,183)	(2,266,729)
Non-controlling interest	3,618	(4,423)	(6,978)
Income Tax	3,645	(8,250)	(8,404)
Total	1,134,509	(1,833,856)	(2,282,111)
Insurance premiums reserve			1,389,995
Non-controlling interest			2,285
Total			1,392,280
Insurance contracts reserve at fair value	(968,599)	1,711,520
Non-controlling interest	(1,592)	2,814
Total	(970,191)	1,714,334
Cash flow hedges:
Net (loss) gain from cash flow hedges	(67,980)	(70,170)	68,615
Transfer of net realized loss (gain) from cash flow hedge to consolidated statement of income	45,309	16,030	13,371
Subtotal	(22,671)	(54,140)	81,986
Non-controlling interest	(105)	(144)	261
Income Tax	(6,336)	(8,670)	15,696
Total	(29,112)	(62,954)	97,943
Foreign currency translation reserve	S/ (21,970)	S/ (50,165)	S/ 95,674